UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0234

Seligman Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Common Stock Fund
Schedule of Investments
September 30, 2005

	Shares, Shares Subject to Put/Call, Warrants or Principal Amount		Value
Common Stocks and Warrants 98.4%
Aerospace and Defense 1.6%
General Dynamics	11,800	shs.	$ 1,410,690
Honeywell International	77,200		2,895,000
			4,305,690
Air Freight and Logistics 0.6%
FedEx	17,000		1,481,210

Beverages 1.9%
Coca-Cola	70,500		3,044,895
PepsiCo	33,800		1,916,798
			4,961,693
Biotechnology 1.9%
Amgen*	32,200	(1)	2,564,730
Pharmion*	114,800		2,500,918
			5,065,648
Building Products 0.5%
Masco	42,900		1,316,172

Capital Markets 3.0%
Bank of New York	66,900		1,967,529
Goldman Sachs Group	14,120		1,716,710
Merrill Lynch	35,600		2,184,060
Morgan Stanley	37,630		2,029,762
			7,898,061
Chemicals 2.4%
Dow Chemical	44,600		1,858,482
E. I. du Pont de Nemours	67,900		2,659,643
Praxair	39,100		1,874,063
			6,392,188
Commercial Banks 3.0%
Bank of America	131,060		5,517,626
Wachovia	53,940		2,567,004
			8,084,630
Commercial Services and Supplies 2.3%
Cendant	159,500		3,292,080
Waste Management	100,600		2,878,166
			6,170,246
Communications Equipment 5.9%
Cisco Systems*	220,760		3,957,123
Corning*	92,300		1,784,159
Lucent Technologies*	710,400		2,308,800
Lucent Technologies* (exercise price of $2.75, expiring 12/10/07)	767,034	wts.	732,517
Nokia (ADR)	267,300	shs.	4,520,043
QUALCOMM	54,300		2,426,396
			15,729,038
Computers and Peripherals 3.2%
Apple Computer*	12,700		680,911
Dell*	28,440		972,506
EMC*	183,500		2,374,490
International Business Machines	57,070		4,578,155
			8,606,062
Consumer Finance 0.6%
American Express	29,180		1,676,099

Containers and Packaging 1.0%
Smurfit-Stone Container*	247,800		2,564,730

Diversified Consumer Services 0.6%
ServiceMaster	109,600		1,483,984

Diversified Financial Services 5.2%
CIT Group	14,700		664,146
Citigroup	195,226		8,886,688
JPMorgan Chase	122,950		4,171,693
			13,722,527
Diversified Telecommunication Services 2.5%
Citizens Communications	182,200		2,468,810
SBC Communications	39,800		954,006
Verizon Communications	95,200		3,112,088
			6,534,904
Energy Equipment and Services 1.0%
National Oilwell Varco*	10,500	(1)	690,900
Tidewater	33,600	(1)	1,635,312
Transocean*	11,800	(1)	723,458
			3,049,670
Food and Staples Retailing 4.4%
Albertson's	138,900		3,562,785
CVS	46,100		1,337,362
Kroger*	97,400		2,005,466
Wal-Mart Stores	106,670		4,674,279
			11,579,892
Food Products 0.5%
McCormick	43,300		1,412,879

Health Care Equipment and Supplies 1.0%
Boston Scientific*	58,600		1,369,482
Medtronic	23,900		1,281,518
			2,651,000
Health Care Providers and Services 1.4%
Aetna	8,800		758,032
HCA	26,900		1,289,048
WellPoint*	23,400		1,774,188
			3,821,268
Hotels, Restaurants and Leisure 0.6%
Applebee's International	74,400		1,538,964

Household Products 1.1%
Colgate-Palmolive	25,700		1,356,703
Procter & Gamble	24,340		1,447,256
			2,803,959
Industrial Conglomerates 5.2%
General Electric	281,510		9,478,442
Tyco International	155,950		4,343,207
			13,821,649
Insurance 2.8%
American International Group	79,700		4,938,212
Prudential Financial	35,800		2,418,648
			7,356,860
Internet Software and Services 1.3%
Google (Class A)*	7,600		2,402,512
Yahoo!*	33,400		1,131,091
			3,533,603
Machinery 1.5%
Deere	21,100		1,291,320
Illinois Tool Works	31,660		2,606,568
			3,897,888
Media 5.2%
Clear Channel Communications*	56,600		1,861,574
Comcast (Class A)*	78,100		2,290,282
News Corp. (Class A)	133,000		2,073,470
Time Warner	209,100		3,786,801
Univision Communications (Class A)*	78,700		2,087,911
Viacom (Class B)	55,300		1,825,453
			13,925,491
Metals and Mining 0.9%
Alcoa	48,700		1,189,254
Freeport-McMoRan Copper & Gold (Class B)	25,300		1,229,327
			2,418,581
Multiline Retail 1.5%
Dollar General	138,400		2,538,256
Federated Department Stores	20,600		1,377,522
			3,915,778
Oil, Gas and Consumable Fuels 5.5%
Chevron	58,300	(1)	3,773,759
ConocoPhillips	49,900	(1)	3,488,509
Exxon Mobil	103,330	(1)	6,565,588
Pogo Producing	12,100	(1)	713,174
			14,541,030
Personal Products 0.8%
Avon Products	43,700		1,179,900
Gillette	19,200		1,117,440
			2,297,340
Pharmaceuticals 9.9%
Andrx*	133,600		2,060,780
Eli Lilly	34,200		1,830,384
Forest Laboratories*	52,500		2,045,925
Johnson & Johnson	82,350		5,211,108
Novartis (ADR)	54,800		2,794,800
Pfizer	244,138		6,096,126
Sanofi-Aventis (ADR)	32,800		1,362,840
Valeant Pharmaceuticals International	111,300		2,234,904
Wyeth	58,500		2,706,795
			26,343,662
Semiconductors and Semiconductor Equipment 2.8%
Advanced Micro Devices*	101,100		2,547,720
Broadcom (Class A)*	48,500		2,275,377
Intel	106,460		2,623,707
			7,446,804
Software 6.1%
Computer Associates International	90,100		2,505,681
Mercury Interactive*	36,600		1,448,994
Microsoft	319,800		8,226,855
Symantec*	175,859		3,982,327
			16,163,857
Specialty Retail 1.7%
Gap	73,200		1,275,876
Home Depot	49,800		1,899,372
Limited Brands	68,800		1,405,584
			4,580,832
Thrifts and Mortgage Finance 1.6%
Fannie Mae	61,100		2,738,502
Freddie Mac	26,100		1,473,606
			4,212,108
Tobacco 2.6%
Altria Group	92,900		6,847,659

Wireless Telecommunication Services 2.8%
American Tower (Class A)*	136,500		3,405,675
Nextel Partners (Class A)*	51,100	(1)	1,281,844
Sprint Nextel	111,600		2,653,848
			7,341,367
Total Common Stocks and Warrants			261,495,023
U.S. Government and Government Agency Securities 0.3%
US Government Securities 0.3%
US Treasury Notes:
3.375%, 2/28/07	$ 770,000	(1)	761,819

Call Options Purchased* 0.5%
Chemicals 0.0%
E.I duPont de Nemours, expiring January 2006 at $35	170,000	shs.	122,400

Communications Equipment 0.1%
Corning, expiring January 2006 at $20	1,517,000		227,550

Electronic Equipment and Instruments 0.1%
Symbol Technologies, expiring January 2006 at $10	869,000		78,210

Food and Staples Retailing 0.0%
Albertson's, expiring March 2006 at $25	244,000		56,120

Inductrial Conglomerates 0.1%
3M, expiring January 2006 at $70	277,000		337,940

Pharmaceuticals 0.1%
Andrx, expiring January 2006 at $15	880,000		369,600

Wireless Telecommunications Services 0.1%
Nextel Partners, expiring October 2005 at $27.50	285,000		2,138
Nextel Partners, expiring October 2005 at $30	187,000		935
Nextel Partners, expiring November 2005 at $27.50	190,000		4,750
Nextel Partners, expiring November 2005 at $30	576,000		5,760
Nextel Partners, expiring January 2006 at $25	357,000		83,895
			97,478
Total Call Options Purchased*			1,289,298

Short-Term Holdings 1.5%
US Treasury Notes 0.7%
5.75%, 11/15/05	$ 675,000	(1)	676,978
1.875%, 12/31/05	660,000	(1)	657,345
2.25%, 4/30/06	622,000	(1)	616,072
			1,950,395
Repurchase Agreement 0.8%
State Street Bank 3.1%, dated 9/30/05 maturing 10/3/05
in the amount of $2,076,536, collateralized by: $2,165,000
US Treasury Notes 3.625%, 7/15/06 with a fair market
value of $2,140,644	2,076,000		2,076,000
Total Short-Term Holdings			4,026,395
Total Investments 100.7%			267,572,535
Other Assets Less Liabilities (0.7)%			(1,858,975)
Net Assets 100.0%			$ 265,713,560

Options Written
Call Options Written
Amgen, expiring October 2005 at $85	7,500	shs.	$ (5,625)
Chevron, expiring October 2005 at $65	29,200		(39,420)
ConocoPhillips, expiring October 2005 at $70	25,000		(46,250)
Exxon Mobil, expiring October 2005 at $65	34,500		(25,875)
National Oilwell Varco, expiring October 2005 at $65	10,500		(28,875)
Pogo Producing, expiring October 2005 at $55	12,100		(53,845)
Tidewater, expiring October 2005 at $45	33,600		(131,040)
Transocean, expiring October 2005 at $65	11,800		(8,260)
Total Call Options Written			(339,190)

Put Options Written
Albertson's, expiring March 2006 at $25	24,400		(46,360)
Apple Computer, expiring October 2005 at $52.50	12,700		(22,225)
Corning, expiring November 2005 at $17.50	37,300		(18,650)
Nextel Partners, expiring January 2006 at $30	25,500		(127,500)
Total Put Options Written			(214,735)
Total Options Written			$ (553,925)

*	Non-income producing security.
ADR-	American Depositary Receipt.
(1)	All or part of the security is held as collateral for options written.

The cost of investments for federal income tax purposes was $254,690,112. The tax basis gross appreciation and depreciation of portfolio securities were $26,343,618, and $13,461,195, respectively. Net unrealized appreciation was $12,882,423.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer vaild or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMON STOCK FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 22, 2005

SELIGMAN COMMON STOCK FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.